TAX LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Income tax	$ 3,328	$ 4,813
Periodic payment plan	13	127
VAT payable	861	461
Software Promotion Law - Annual and monthly rates	231	561
Other	820	287
TOTAL	$ 5,253	$ 6,249